FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.6%
ATN International Inc.	6,500	$304,525
Cogent Communications Holdings Inc.	6,000	425,040
Ooma Inc.	18,600	346,146	*

Total Diversified Telecommunication Services		1,075,711

Entertainment - 0.1%
Marcus Corp.	12,600	219,870	*

Interactive Media & Services - 1.5%
Angi Inc.	29,300	361,562	*
Cargurus Inc.	18,000	565,380	*
Cars.com Inc.	40,000	506,000	*
EverQuote Inc., Class A Shares	4,600	85,698	*
TrueCar Inc.	110,000	457,600	*
Yelp Inc.	26,000	968,240	*

Total Interactive Media & Services		2,944,480

Media - 0.5%
Gannett Co. Inc.	80,000	534,400	*
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Perion Network Ltd.	25,000	433,250	*

Total Media		967,650

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	12,000	378,960
Telephone & Data Systems Inc.	11,800	230,100
United States Cellular Corp.	8,000	255,120	*

Total Wireless Telecommunication Services		864,180

TOTAL COMMUNICATION SERVICES		6,071,891

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.1%
Dana Inc.	19,000	422,560
Gentherm Inc.	5,900	477,487	*
Goodyear Tire & Rubber Co.	11,337	200,665	*
Patrick Industries Inc.	6,000	499,800
Standard Motor Products Inc.	9,300	406,503

Total Auto Components		2,007,015

Automobiles - 0.2%
Winnebago Industries Inc.	6,100	441,945

Diversified Consumer Services - 0.8%
American Public Education Inc.	20,000	512,200	*
Laureate Education Inc., Class A Shares	29,400	499,506	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	1

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Lincoln Educational Services Corp.	36,600	$244,854	*
Perdoceo Education Corp.	28,000	295,680	*

Total Diversified Consumer Services		1,552,240

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands Inc.	39,000	975,000	*
Brinker International Inc.	10,700	524,835	*
Cracker Barrel Old Country Store Inc.	1,200	167,808
Fiesta Restaurant Group Inc.	15,900	174,264	*
International Game Technology PLC	30,000	789,600	*
Jack in the Box Inc.	5,800	564,514
Penn National Gaming Inc.	6,000	434,760	*
Red Robin Gourmet Burgers Inc.	5,600	129,136	*
Ruth’s Hospitality Group Inc.	15,000	310,650	*

Total Hotels, Restaurants & Leisure		4,070,567

Household Durables - 2.1%
Beazer Homes USA Inc.	66,000	1,138,500	*
GoPro Inc., Class A Shares	42,000	393,120	*
M/I Homes Inc.	10,400	601,120	*
MDC Holdings Inc.	7,000	327,040
Meritage Homes Corp.	9,000	873,000	*
Tri Pointe Homes Inc.	28,100	590,662	*

Total Household Durables		3,923,442

Internet & Direct Marketing Retail - 0.2%
Etsy Inc.	2,000	415,920	*

Leisure Products - 0.9%
Nautilus Inc.	20,900	194,579	*
Smith & Wesson Brands Inc.	33,000	685,080
Vista Outdoor Inc.	18,600	749,766	*

Total Leisure Products		1,629,425

Specialty Retail - 3.9%
Academy Sports & Outdoors Inc.	19,000	760,380	*
Big 5 Sporting Goods Corp.	42,000	967,680
Camping World Holdings Inc., Class A Shares	19,500	757,965
Dick’s Sporting Goods Inc.	6,000	718,620
Genesco Inc.	6,200	357,926	*
Hibbett Inc.	18,500	1,308,690
Kirkland’s Inc.	12,500	240,125	*
MarineMax Inc.	14,500	703,540	*

See Notes to Schedule of Investments.

2	Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Signet Jewelers Ltd.	13,000	$1,026,480
TravelCenters of America Inc.	12,800	637,312	*

Total Specialty Retail		7,478,718

Textiles, Apparel & Luxury Goods - 0.4%
Fossil Group Inc.	40,000	474,000	*
Lakeland Industries Inc.	17,000	357,000	*

Total Textiles, Apparel & Luxury Goods		831,000

TOTAL CONSUMER DISCRETIONARY		22,350,272

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co. Inc., Class A Shares	600	305,850	*

Food & Staples Retailing - 1.2%
SpartanNash Co.	46,000	1,007,400
United Natural Foods Inc.	28,000	1,355,760	*

Total Food & Staples Retailing		2,363,160

Food Products - 1.0%
Darling Ingredients Inc.	18,700	1,344,530	*
John B Sanfilippo & Son Inc.	6,000	490,320

Total Food Products		1,834,850

Personal Products - 0.7%
Medifast Inc.	4,300	828,352
USANA Health Sciences Inc.	4,900	451,780	*

Total Personal Products		1,280,132

Tobacco - 0.4%
Vector Group Ltd.	66,000	841,500

TOTAL CONSUMER STAPLES		6,625,492

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Berry Corp.	71,800	517,678
DHT Holdings Inc.	75,900	495,627
Diamondback Energy Inc.	7,500	710,025
Extraction Oil & Gas Inc.	12,000	677,400	*
International Seaways Inc.	10,000	182,200
Laredo Petroleum Inc.	12,500	1,013,375	*
Murphy Oil Corp.	30,000	749,100
Nordic American Tankers Ltd.	70,000	179,200
Oasis Petroleum Inc.	5,500	546,810
Ovintiv Inc.	32,000	1,052,160
Penn Virginia Corp.	30,000	800,100	*
SandRidge Energy Inc.	80,000	1,040,800	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	3

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
SM Energy Co.	35,000	$923,300
Teekay LNG Partners LP	29,900	464,945

TOTAL ENERGY		9,352,720

FINANCIALS - 15.2%
Banks - 7.5%
Amerant Bancorp Inc.	15,195	375,924	*
Berkshire Hills Bancorp Inc.	28,001	755,467
Cadence BanCorp	42,000	922,320
Carter Bankshares Inc.	54,000	767,880	*
Central Pacific Financial Corp.	17,200	441,696
CIT Group Inc.	10,000	519,500
Community Trust Bancorp Inc.	3,600	151,560
Equity Bancshares Inc., Class A Shares	14,300	477,334
Financial Institutions Inc.	15,000	459,750
First BanCorp	99,920	1,313,948
First Commonwealth Financial Corp.	32,646	444,965
First Financial Corp.	9,900	416,295
First Horizon Corp.	40,000	651,600
First Internet Bancorp	9,000	280,620
Flushing Financial Corp.	30,000	678,000
Hancock Whitney Corp.	11,253	530,241
Hanmi Financial Corp.	70,000	1,404,200
Heartland Financial USA Inc.	5,500	264,440
HomeTrust Bancshares Inc.	12,000	335,760
Hope Bancorp Inc.	48,300	697,452
Investors Bancorp Inc.	27,500	415,525
Midland States Bancorp Inc.	21,286	526,403
OFG Bancorp	27,642	697,131
Peoples Bancorp Inc.	10,600	335,066
Umpqua Holdings Corp.	24,000	486,000

Total Banks		14,349,077

Capital Markets - 2.0%
Affiliated Managers Group Inc.	3,000	453,270
Artisan Partners Asset Management Inc., Class A Shares	8,500	415,820
BGC Partners Inc., Class A Shares	130,900	681,989
Brightsphere Investment Group Inc.	52,000	1,358,760
Evercore Inc., Class A Shares	2,000	267,340
Federated Hermes Inc., Class B Shares	21,000	682,500

Total Capital Markets		3,859,679

See Notes to Schedule of Investments.

4	Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 1.5%
Curo Group Holdings Corp.	24,000	$415,920
Encore Capital Group Inc.	13,900	684,853	*
Enova International Inc.	39,000	1,347,450	*
EZCORP Inc., Class A Shares	58,000	439,060	*

Total Consumer Finance		2,887,283

Insurance - 1.3%
Enstar Group Ltd.	1,800	422,514	*
Safety Insurance Group Inc.	7,800	618,150
Selectquote Inc.	12,000	155,160	*
Stewart Information Services Corp.	12,000	759,120
White Mountains Insurance Group Ltd.	400	427,844

Total Insurance		2,382,788

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
MFA Financial Inc.	130,000	594,100

Thrifts & Mortgage Finance - 2.6%
Flagstar Bancorp Inc.	15,000	761,700
HomeStreet Inc.	11,000	452,650
Meta Financial Group Inc.	18,900	991,872
MGIC Investment Corp.	67,000	1,002,320
NMI Holdings Inc., Class A Shares	20,000	452,200	*
Radian Group Inc.	52,518	1,193,209

Total Thrifts & Mortgage Finance		4,853,951

TOTAL FINANCIALS		28,926,878

HEALTH CARE - 19.7%
Biotechnology - 9.2%
Abeona Therapeutics Inc.	320,000	358,400	*
Achieve Life Sciences Inc.	33,500	284,750	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Akebia Therapeutics Inc.	120,000	345,600	*
Alkermes PLC	20,300	626,052	*
AnaptysBio Inc.	14,400	390,528	*
Aptevo Therapeutics Inc.	15,400	237,776	*
Aravive Inc.	37,200	138,384	*
Arcus Biosciences Inc.	5,000	174,350	*
Arrowhead Pharmaceuticals Inc.	2,500	156,075	*
Assembly Biosciences Inc.	55,000	191,400	*
Atara Biotherapeutics Inc.	30,000	537,000	*
Bluebird Bio Inc.	2,400	45,864	*
Blueprint Medicines Corp.	7,000	719,670	*
Calithera Biosciences Inc.	130,000	283,400	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	5

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Celldex Therapeutics Inc.	5,172	$279,236	*
Cellectar Biosciences Inc.	140,000	129,500	*
Chimerix Inc.	40,401	250,082	*
Cogent Biosciences Inc.	53,600	450,776	*
Cyclerion Therapeutics Inc.	113,435	348,245	*
CytomX Therapeutics Inc.	50,000	254,500	*
Eagle Pharmaceuticals Inc.	8,195	457,117	*
G1 Therapeutics Inc.	16,000	214,720	*
GlycoMimetics Inc.	158,100	346,239	*
Gritstone bio Inc.	40,000	432,000	*
GT Biopharma Inc.	28,000	188,720	*
Homology Medicines Inc.	50,900	400,583	*
Ideaya Biosciences Inc.	5,803	147,919	*
ImmunityBio Inc.	19,500	189,930	*
Infinity Pharmaceuticals Inc.	110,000	376,200	*
Intercept Pharmaceuticals Inc.	2,400	35,640	*
Jounce Therapeutics Inc.	35,000	260,050	*
MacroGenics Inc.	7,000	146,580	*
Novavax Inc.	2,700	559,737	*
PDL BioPharma Inc.	152,500	376,675	*(a)(b)
Prothena Corp. PLC	9,000	641,070	*
Qualigen Therapeutics Inc.	80,000	104,000	*
RAPT Therapeutics Inc.	12,500	388,125	*
REGENXBIO Inc.	8,200	343,744	*
Sage Therapeutics Inc.	3,900	172,809	*
Savara Inc.	239,500	330,510	*
Selecta Biosciences Inc.	88,900	369,824	*
Sio Gene Therapies Inc.	80,000	173,600	*
Solid Biosciences Inc.	75,000	179,250	*
Spectrum Pharmaceuticals Inc.	120,000	261,600	*
Synlogic Inc.	100,000	305,000	*
Syros Pharmaceuticals Inc.	63,000	281,610	*
T2 Biosystems Inc.	109,000	99,757	*
Tempest Therapeutics Inc.	15,000	217,050	*
Tracon Pharmaceuticals Inc.	42,900	166,023	*
Turning Point Therapeutics Inc.	2,500	166,075	*
UNITY Biotechnology Inc.	91,100	273,300	*
Vanda Pharmaceuticals Inc.	28,000	479,920	*
VAXART Inc.	70,000	556,500	*
Vaxcyte Inc.	7,100	180,127	*

See Notes to Schedule of Investments.

6	Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Verastem Inc.	156,500	$482,020	*
Viracta Therapeutics Inc.	42,878	343,882	*
VistaGen Therapeutics Inc.	175,000	479,500	*
Xencor Inc.	6,600	215,556	*

Total Biotechnology		17,544,550

Health Care Equipment & Supplies - 3.9%
Apyx Medical Corp.	53,600	742,360	*
Electromed Inc.	30,600	331,092	*
Globus Medical Inc., Class A Shares	8,200	628,284	*
Haemonetics Corp.	7,500	529,425	*
Intersect ENT Inc.	11,000	299,200	*
Masimo Corp.	2,850	771,523	*
Meridian Bioscience Inc.	16,374	315,036	*
Natus Medical Inc.	16,774	420,692	*
Neogen Corp.	6,000	260,580	*
Quidel Corp.	4,500	635,175	*
Shockwave Medical Inc.	4,800	988,224	*
STAAR Surgical Co.	6,000	771,180	*
Surmodics Inc.	6,300	350,280	*
Tactile Systems Technology Inc.	4,000	177,800	*
Zynex Inc.	24,000	273,360	*

Total Health Care Equipment & Supplies		7,494,211

Health Care Providers & Services - 4.0%
Ensign Group Inc.	18,000	1,348,020
Fulgent Genetics Inc.	6,400	575,680	*
Hanger Inc.	24,000	527,040	*
InfuSystem Holdings Inc.	18,000	234,540	*
Joint Corp.	15,000	1,470,300	*
ModivCare Inc.	4,600	835,452	*
Owens & Minor Inc.	12,000	375,480
Tenet Healthcare Corp.	12,000	797,280	*
Tivity Health Inc.	31,000	714,860	*
Triple-S Management Corp., Class B Shares	20,076	710,088	*

Total Health Care Providers & Services		7,588,740

Life Sciences Tools & Services - 0.4%
Medpace Holdings Inc.	2,000	378,560	*
Pacific Biosciences of California Inc.	12,000	306,600	*

Total Life Sciences Tools & Services		685,160

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	7

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 2.2%
Aclaris Therapeutics Inc.	36,000	$648,000	*
Amphastar Pharmaceuticals Inc.	13,000	247,130	*
Atea Pharmaceuticals Inc.	22,800	799,368	*
Clearside Biomedical Inc.	110,000	660,000	*
Cymabay Therapeutics Inc.	90,000	328,500	*
Harrow Health Inc.	15,000	136,350	*
Innoviva Inc.	24,500	409,395	*
Iterum Therapeutics PLC	377,900	211,019	*
Seelos Therapeutics Inc.	110,000	265,100	*
VYNE Therapeutics Inc.	50,000	69,500	*
WaVe Life Sciences Ltd.	65,100	318,990	*

Total Pharmaceuticals		4,093,352

TOTAL HEALTH CARE		37,406,013

INDUSTRIALS - 14.7%
Aerospace & Defense - 0.1%
Astronics Corp.	20,000	281,200	*

Airlines - 0.1%
SkyWest Inc.	3,200	157,888	*

Building Products - 0.9%
Alpha Pro Tech Ltd.	26,500	178,345	*
Caesarstone Ltd.	19,200	238,464
Masonite International Corp.	13,200	1,400,916	*

Total Building Products		1,817,725

Commercial Services & Supplies - 0.9%
CoreCivic Inc.	51,600	459,240	*
Healthcare Services Group Inc.	22,000	549,780
Pitney Bowes Inc.	60,000	432,600
Steelcase Inc., Class A Shares	15,000	190,200

Total Commercial Services & Supplies		1,631,820

Construction & Engineering - 1.9%
Argan Inc.	12,693	554,303
Dycom Industries Inc.	15,500	1,104,220	*
MYR Group Inc.	4,500	447,750	*
Orion Group Holdings Inc.	150,000	816,000	*
Primoris Services Corp.	28,351	694,316

Total Construction & Engineering		3,616,589

Electrical Equipment - 0.2%
GrafTech International Ltd.	38,600	398,352

Machinery - 2.4%
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)
FreightCar America Inc.	60,000	271,800	*

See Notes to Schedule of Investments.

8	Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - (continued)
Greenbrier Cos. Inc.	16,700	$717,933
Manitowoc Co. Inc.	35,000	749,700	*
Meritor Inc.	25,000	532,750	*
Terex Corp.	18,000	757,800
Titan International Inc.	148,800	1,065,408	*
Wabash National Corp.	33,000	499,290

Total Machinery		4,594,681

Professional Services - 2.9%
Barrett Business Services Inc.	2,400	183,024
CRA International Inc.	7,000	695,380
Exponent Inc.	5,500	622,325
FTI Consulting Inc.	4,900	660,030	*
Heidrick & Struggles International Inc.	11,000	490,930
Insperity Inc.	10,800	1,195,992
Kforce Inc.	18,000	1,073,520
TrueBlue Inc.	19,949	540,219	*

Total Professional Services		5,461,420

Road & Rail - 0.9%
Covenant Logistics Group Inc.	23,000	635,950	*
Werner Enterprises Inc.	24,000	1,062,480

Total Road & Rail		1,698,430

Trading Companies & Distributors - 4.4%
BlueLinx Holdings Inc.	18,500	904,280	*
Herc Holdings Inc.	10,000	1,634,600	*
MRC Global Inc.	34,600	253,964	*
NOW Inc.	100,000	765,000	*
Rush Enterprises Inc., Class A Shares	17,000	767,720
Textainer Group Holdings Ltd.	40,000	1,396,400	*
Titan Machinery Inc.	15,000	388,650	*
Triton International Ltd.	14,000	728,560
Veritiv Corp.	16,800	1,504,608	*

Total Trading Companies & Distributors		8,343,782

TOTAL INDUSTRIALS		28,001,887

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.7%
ADTRAN Inc.	29,000	544,040
Applied Optoelectronics Inc.	52,000	373,360	*
EchoStar Corp., Class A Shares	21,000	535,710	*
EMCORE Corp.	67,700	506,396	*
Extreme Networks Inc.	45,000	443,250	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	9

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
NETGEAR Inc.	13,038	$416,043	*
NetScout Systems Inc.	14,500	390,775	*

Total Communications Equipment		3,209,574

Electronic Equipment, Instruments & Components - 1.2%
Arlo Technologies Inc.	67,300	431,393	*
Avnet Inc.	6,000	221,820
Sanmina Corp.	12,000	462,480	*
ScanSource Inc.	18,500	643,615	*
TTM Technologies Inc.	32,000	402,240	*
Vishay Intertechnology Inc.	12,000	241,080

Total Electronic Equipment, Instruments & Components		2,402,628

IT Services - 1.5%
Alliance Data Systems Corp.	5,500	554,895
ExlService Holdings Inc.	7,500	923,400	*
Grid Dynamics Holdings Inc.	29,500	861,990	*
LiveRamp Holdings Inc.	12,000	566,760	*

Total IT Services		2,907,045

Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology Inc.	57,937	1,445,528
Axcelis Technologies Inc.	16,600	780,698	*
Cirrus Logic Inc.	8,000	658,800	*
Everspin Technologies Inc.	35,000	226,800	*
Ichor Holdings Ltd.	5,000	205,450	*
Lattice Semiconductor Corp.	4,200	271,530	*
NeoPhotonics Corp.	50,000	435,500	*
Photronics Inc.	40,000	545,200	*
SunPower Corp.	24,000	544,320	*

Total Semiconductors & Semiconductor Equipment		5,113,826

Software - 7.1%
A10 Networks Inc.	51,400	692,872	*
Alarm.com Holdings Inc.	7,500	586,425	*
Box Inc., Class A Shares	55,543	1,314,703	*
ChannelAdvisor Corp.	18,000	454,140	*
CommVault Systems Inc.	12,633	951,391	*
Domo Inc., Class B Shares	6,000	506,640	*
eGain Corp.	30,900	315,180	*
HubSpot Inc.	1,000	676,090	*
Manhattan Associates Inc.	7,000	1,071,210	*
Paylocity Holding Corp.	4,300	1,205,720	*
Qualys Inc.	7,600	845,804	*

See Notes to Schedule of Investments.

10	Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
SPS Commerce Inc.	6,200	$1,000,122	*
Tenable Holdings Inc.	17,000	784,380	*
Varonis Systems Inc.	11,800	718,030	*
Workiva Inc.	12,300	1,733,808	*
Zuora Inc., Class A Shares	36,000	596,880	*

Total Software		13,453,395

Technology Hardware, Storage & Peripherals - 0.2%
Stratasys Ltd.	18,000	387,360	*

TOTAL INFORMATION TECHNOLOGY		27,473,828

MATERIALS - 3.4%
Chemicals - 1.2%
AdvanSix Inc.	18,000	715,500	*
Rayonier Advanced Materials Inc.	66,000	495,000	*
Trinseo SA	22,000	1,187,560

Total Chemicals		2,398,060

Metals & Mining - 1.3%
Alcoa Corp.	14,000	685,160	*
Haynes International Inc.	14,200	528,950
McEwen Mining Inc.	343,000	356,720	*
SunCoke Energy Inc.	136,000	854,080

Total Metals & Mining		2,424,910

Paper & Forest Products - 0.9%
Resolute Forest Products Inc.	63,900	760,410
Verso Corp., Class A Shares	43,000	892,250

Total Paper & Forest Products		1,652,660

TOTAL MATERIALS		6,475,630

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Braemar Hotels & Resorts Inc.	50,000	242,500	*
Chatham Lodging Trust	37,200	455,700	*
CorePoint Lodging Inc.	40,000	620,000	*
DiamondRock Hospitality Co.	98,311	929,039	*
GEO Group Inc.	35,000	261,450
Hersha Hospitality Trust	100,000	933,000	*
Outfront Media Inc.	13,000	327,600
Pebblebrook Hotel Trust	26,000	582,660
Piedmont Office Realty Trust Inc., Class A Shares	35,500	618,765
RLJ Lodging Trust	42,097	625,562
RPT Realty	31,461	401,442
Sabra Health Care REIT Inc.	25,000	368,000

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	11

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Summit Hotel Properties Inc.	49,418	$475,895	*
Sunstone Hotel Investors Inc.	79,219	945,875	*
Xenia Hotels & Resorts Inc.	13,000	230,620	*

Total Equity Real Estate Investment Trusts (REITs)		8,018,108

Real Estate Management & Development - 1.9%
Forestar Group Inc.	33,000	614,790	*
Jones Lang LaSalle Inc.	2,919	724,175	*
Marcus & Millichap Inc.	14,039	570,264	*
Newmark Group Inc., Class A Shares	41,500	593,865
RE/MAX Holdings Inc., Class A Shares	5,050	157,358
Realogy Holdings Corp.	52,000	912,080	*

Total Real Estate Management & Development		3,572,532

TOTAL REAL ESTATE		11,590,640

UTILITIES - 2.4%
Electric Utilities - 1.2%
IDACORP Inc.	7,700	796,026
Otter Tail Corp.	6,000	335,820
Portland General Electric Co.	25,500	1,198,245

Total Electric Utilities		2,330,091

Gas Utilities - 0.5%
National Fuel Gas Co.	7,300	383,396
Northwest Natural Holding Co.	10,400	478,296

Total Gas Utilities		861,692

Multi-Utilities - 0.5%
Avista Corp.	10,000	391,200
NorthWestern Corp.	9,000	515,700

Total Multi-Utilities		906,900

Water Utilities - 0.2%
Consolidated Water Co. Ltd.	35,000	399,000

TOTAL UTILITIES		4,497,683

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $151,519,241)		188,772,934

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,005,980)	0.010%	1,005,980	1,005,980

TOTAL INVESTMENTS - 99.9% (Cost - $152,525,221)			189,778,914
Other Assets in Excess of Liabilities - 0.1%			280,879

TOTAL NET ASSETS - 100.0%			$190,059,793

See Notes to Schedule of Investments.

12	Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2021 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (prior to August 7, 2021, the Fund was known as QS U.S. Small Capitalization Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

14

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$6,071,891	—	$0	*	$6,071,891
Health Care	37,029,338	—	376,675		37,406,013
Industrials	28,001,887	—	0	*	28,001,887
Other Common Stocks	117,293,143	—	—		117,293,143

Total Long-Term Investments	188,396,259	—	376,675		188,772,934

Short-Term Investments†	1,005,980	—	—		1,005,980

Total Investments	$189,402,239	—	$376,675		$189,778,914

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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